Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 1,918	$ 2,400	$ 2,546
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	130	153	232
Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	627
Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	136
Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	34
Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	18
Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	262
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1,077	1,383	1,466
Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	711	$ 864	$ 848
Less than 1 year [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	766
Less than 1 year [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	63
Less than 1 year [member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	365
Less than 1 year [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	44
Less than 1 year [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	14
Less than 1 year [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	7
Less than 1 year [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	430
Less than 1 year [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	273
1-2 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	495
1-2 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	18
1-2 years [member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	141
1-2 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	12
1-2 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	6
1-2 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	3
1-2 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	102
1-2 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	264
1-2 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	213
2-5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	609
2-5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	47
2-5 years [member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	83
2-5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	73
2-5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	13
2-5 years [member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	15
2-5 years [member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	153
2-5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	337
2-5 years [member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	225
Greater than 5 years [member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	48
Greater than 5 years [member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	2
Greater than 5 years [member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	38
Greater than 5 years [member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	7
Greater than 5 years [member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	1
Greater than 5 years [member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [line items]
Total provisions	$ 46